GAIN FROM DEREGISTRATION OF SUBSIDIARIES	9 Months Ended
Sep. 30, 2020
GAIN FROM DEREGISTRATION OF SUBSIDIARIES
GAIN FROM DEREGISTRATION OF SUBSIDIARIES

17. GAIN FROM DEREGISTRATION OF SUBSIDIARIES

In the nine months ended September 30, 2019 and 2020, the Company closed several subsidiaries through the deregistration procedures of local governmental and corporate service institutions. Those subsidiaries had no business operations and were in accumulated deficit for years. As a result, the Company recognized gain from the deregistration of those subsidiaries in a collective amount of RMB 1,279 and RM 3,967 in the nine months ended September 30, 2019 and 2020, respectively.